Concentration of Major Customers and Suppliers (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	22.50%	23.40%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	12.70%		34.90%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	18.10%	17.40%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage			10.90%
Supplier Concentration Risk [Member] | Supplier One [Member] | Purchase Benchmark [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	13.30%	13.90%
Supplier Concentration Risk [Member] | Supplier One [Member] | Accounts Payable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	17.00%		10.00%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Purchase Benchmark [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	10.30%	13.60%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Purchase Benchmark [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		13.50%
Supplier Concentration Risk [Member] | Supplier Four [Member] | Purchase Benchmark [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		11.00%